Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - ECLs measured using simplified approach (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Securities - Brazilian sovereign bonds (Note 7A)	R$ 365,169,005	R$ 321,697,974
Expected Credit Loss	799,193	688,978
Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Securities - Brazilian sovereign bonds (Note 7A)	783,545	406,769	R$ 237,130
Expected Credit Loss	237,301	234,099
Increase (decrease) in allowance account for credit losses of financial assets	(36,675)
Stage 3 to Stage 1	(72)
Stage 3 to Stage 2	(23)
Stage 1 to Stage 3	194,341
Stage 2 to Stage 3	110,586
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)
Financial assets at amortised cost, category [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	788,348	650,269
Financial assets at amortised cost, category [member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		234,099	186,048
Increase (decrease) in allowance account for credit losses of financial assets		(34,201)
Stage 3 to Stage 2		117,936
Stage 2 to Stage 3		(184)
Increase (Decrease) in Write-Off for credit losses of financial assets		(184,349)
Financial assets at amortised cost, category [member] | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Securities - Brazilian sovereign bonds (Note 7A)	24,870,593	20,747,986
Expected Credit Loss	291,693	236,949
Financial assets at amortised cost, category [member] | Securities Trading And Intermediation [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	147,384	136,872
Financial assets at amortised cost, category [member] | Securities Trading And Intermediation [Member] | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Securities - Brazilian sovereign bonds (Note 7A)	6,446,868	6,635,969
Expected Credit Loss	147,384	136,872
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	123,418	75,885
Financial assets at amortised cost, category [member] | Trade receivables [member] | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Securities - Brazilian sovereign bonds (Note 7A)	1,489,842	854,828
Expected Credit Loss	123,418	75,885
Financial assets at amortised cost, category [member] | Others
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	20,891	24,192
Financial assets at amortised cost, category [member] | Others | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Securities - Brazilian sovereign bonds (Note 7A)	16,933,883	13,257,189
Expected Credit Loss	20,891	24,192
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	465,098	396,994
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Securities - Brazilian sovereign bonds (Note 7A)	696,165	401,211	231,590
Expected Credit Loss	220,757	230,080	182,282
Increase (decrease) in allowance account for credit losses of financial assets	(32,647)	(34,416)
Stage 3 to Stage 1	(72)
Stage 3 to Stage 2	(23)	117,930
Stage 1 to Stage 3	177,848
Stage 2 to Stage 3	110,526	(184)
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)	(184,349)
On-balance exposures [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	788,348	665,891
On-balance exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Securities - Brazilian sovereign bonds (Note 7A)	770,362	401,211	231,590
Expected Credit Loss	233,007	230,080	182,282
Increase (decrease) in allowance account for credit losses of financial assets	(32,647)	(34,416)
Stage 3 to Stage 1	(72)
Stage 3 to Stage 2	(23)	117,930
Stage 1 to Stage 3	190,098
Stage 2 to Stage 3	110,526	(184)
Increase (Decrease) in Write-Off for credit losses of financial assets	(264,955)	(184,349)
Off-Balance Exposures [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	10,845	23,087
Off-Balance Exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Securities - Brazilian sovereign bonds (Note 7A)	13,183	5,558	5,540
Expected Credit Loss	4,294	4,019	R$ 3,766
Increase (decrease) in allowance account for credit losses of financial assets	(4,028)	215
Stage 3 to Stage 1	0
Stage 3 to Stage 2	0	6
Stage 1 to Stage 3	4,243
Stage 2 to Stage 3	60	0
Increase (Decrease) in Write-Off for credit losses of financial assets	R$ 0	R$ 0